UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022


Form 13F File Number: 028-12344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Kaufman
Title:            Managing Member
Phone:            (212) 486-3211

Signature, Place, and Date of Signing:

  /s/ Michael Kaufman       New York, New York    November 14, 2008
-----------------------  -----------------------  -----------------
      [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $175,694 (thousands)


List of Other Included Managers:

No.  13F File No.  Name
---  ------------  ----
01   028-05431     Sunrise Partners Limited Partnership

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FORM 13F INFORMATION TABLE                     Name of Reporting Manager:        MAK Capital One LLC
For Quarter Ended: 9/30/08
                                               Name of Other Reporting Manager:  01 = Sunrise Partners Limited Partnership
                                                                    SHARES/
                                TITLE OF                     VALUE   PRN       SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)  AMT       PRN  CALL DISCRETN MANAGERS   SOLE     SHARED    NONE
--------------                  --------         ------    -------- --------  ---- ---- -------- --------    ----      ------   ----
ACCELRYS INC                    COM              00430U103  13,307   2,423,905 SH        SOLE               2,423,905
ACCELRYS INC                    COM              00430U103   8,426   1,534,780 SH        DEFINED    01                  1,534,780
ACETO CORP                      COM              004446100  11,727   1,222,797 SH        SOLE               1,222,797
ACETO CORP                      COM              004446100   6,715     700,207 SH        DEFINED    01                    700,207
AGILYSYS INC                    COM              00847J105  22,955   2,274,995 SH        SOLE               2,274,995
AGILYSYS INC                    COM              00847J105  17,882   1,772,286 SH        DEFINED    01                  1,772,286
ARCHER DANIELS MIDLAND CO       COM              039483102  12,791     583,800 SH        SOLE                 583,800
ARCHER DANIELS MIDLAND CO       COM              039483102   6,703     305,938 SH        DEFINED    01                    305,938
BROADRIDGE FINL SOLUTIONS IN    COM              11133T103   4,689     304,700 SH        SOLE                 304,700
BROADRIDGE FINL SOLUTIONS IN    COM              11133T103   2,404     156,200 SH        DEFINED    01                    156,200
CALPINE CORP                    COM NEW          131347304   4,352     334,800 SH        SOLE                 334,800
CALPINE CORP                    COM NEW          131347304   2,279     175,300 SH        DEFINED    01                    175,300
CAVALIER HOMES INC              COM              149507105   1,592     947,877 SH        SOLE                 947,877
CAVALIER HOMES INC              COM              149507105   1,039     618,354 SH        DEFINED    01                    618,354
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3   1,014       1,900 PRN       SOLE                   1,900
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3     587       1,100 PRN       DEFINED    01                      1,100
DYNEGY INC DEL                  CL A             26817G102   3,983   1,112,500 SH        SOLE               1,112,500
DYNEGY INC DEL                  CL A             26817G102   2,087     583,020 SH        DEFINED    01                    583,020
EXACT SCIENCES CORP             COM              30063P105   1,133   1,302,459 SH        SOLE               1,302,459
EXACT SCIENCES CORP             COM              30063P105     942   1,082,273 SH        DEFINED    01                  1,082,273
EXTREME NETWORKS INC            COM              30226D106   2,308     684,859 SH        SOLE                 684,859
EXTREME NETWORKS INC            COM              30226D106   1,198     355,582 SH        DEFINED    01                    355,582
GOLDEN STAR RES LTD CDA         COM              38119T04    3,121   2,053,590 SH        SOLE               2,053,590
GOLDEN STAR RES LTD CDA         COM              38119T04    1,634   1,075,200 SH        DEFINED    01                  1,075,200
HACKETT GROUP INC (THE)         COM              404609109   2,350     431,937 SH        SOLE                 431,937
HACKETT GROUP INC (THE)         COM              404609109   1,232     226,530 SH        DEFINED    01                    226,530
KNOT INC                        COM              499184109     852     102,000 SH        SOLE                 102,000
KNOT INC                        COM              499184109     488      58,400 SH        DEFINED    01                     58,400
MSC SOFTWARE CORP               COM              553531104   4,044     377,900 SH        SOLE                 377,900
MSC SOFTWARE CORP               COM              553531104   2,114     197,566 SH        DEFINED    01                    197,566
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106     218     357,365 SH        SOLE                 357,365
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106     267     437,865 SH        DEFINED    01                    437,865
PERMA-FIX ENVIRONMENTAL SVCS    COM              714157104   2,068     989,438 SH        SOLE                 989,438
PERMA-FIX ENVIRONMENTAL SVCS    COM              714157104   1,150     550,029 SH        DEFINED    01                    550,029
WILLIAMS COS INC DEL            COM              969457100  10,945     462,800 SH        SOLE                 462,800
WILLIAMS COS INC DEL            COM              969457100   5,740     242,700 SH        DEFINED    01                    242,700
ZYGO CORP                       COM              989855101   6,158     489,507 SH        SOLE                 489,507
ZYGO CORP                       COM              989855101   3,200     254,349 SH        DEFINED    01                    254,349

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